STATEMENT OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 5,000
Loss from operations	(5,000)
Open Market Subscription Agreement expense		$ (713,794)		$ (2,134,199)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)	1	1		1
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)	1	1		1	759,814	751,568
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)	$ (48.16)	$ (31.50)